UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Silverback Asset Management, LLC

Address:   1414 Raleigh Road
           Suite 250
           Chapel Hill, North Carolina 27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elliot Bossen
Title:  Managing Member
Phone:  (919) 969-9300


Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina       November 14, 2007
---------------------  -----------------------------     ------------------
  [Signature]               [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total: $ 273,100
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13-F File Number                Name
---         ---------------------       -------------------------

 1           028-10793                    Silverback Master, Ltd.


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7    COLUMN 8

                                                             VALUE    SHRS OR    SH/ PUT/ INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (X$1000) PRN AMT    PRN CALL DISCRETION     MNGRS  SOLE    SHARED  NONE
ADVANCED MEDICAL OPTICS INC     NOTE 2.500% 7/1   00763MAG3   2,378    2,500,000 SH       Shared-Defined  1     2,500,000
ADVANCED TECHNOLOGY ACQU COR          COM         007556103   2,026      276,000 SH       Shared-Defined  1       276,000
ADVANCED TECHNOLOGY ACQU COR    *W EXP 06/18/201  007556111      77      120,000 SH       Shared-Defined  1       120,000
ALDABRA 2 ACQUISITION CORP            COM         01408A103   1,515      164,900 SH       Shared-Defined  1       164,900
ALDABRA 2 ACQUISITION CORP      *W EXP 06/18/201  01408A111     138       91,900 SH       Shared-Defined  1        91,900
ALTERNATIVE ASSET MGMT ACQU           COM         02149U101   3,263      370,000 SH       Shared-Defined  1       370,000
ALTERNATIVE ASSET MGMT ACQU     *W EXP 08/01/201  02149U119     138      153,300 SH       Shared-Defined  1       153,300
AMGEN INC                       NOTE 0.125% 2/0   031162AN0   9,789   10,500,000 SH       Shared-Defined  1    10,500,000
AMYLIN PHARMACEUTICALS INC      NOTE 3.000% 6/1   032346AE8   2,740    2,500,000 SH       Shared-Defined  1     2,500,000
ANDREW CORP                     NOTE 3.250% 8/1   034425AB4   7,398    7,000,000 SH       Shared-Defined  1     7,000,000
ARRIS GROUP INC                       COM         04269Q100   2,354      190,600 SH       Shared-Defined  1       190,600
CADENCE DESIGN SYSTEM INC           NOTE 8/1      127387AB4   3,571    2,500,000 SH       Shared-Defined  1     2,500,000
CAMERON INTERNATIONAL CORP            COM         13342B105   3,230       35,000 SH       Shared-Defined  1        35,000
CHESAPEAKE ENERGY CORP          NOTE 2.500% 5/1   165167BZ9   1,022    1,000,000 SH       Shared-Defined  1     1,000,000
CHESAPEAKE ENERGY CORP          NOTE 2.500% 5/1   165167CA3   5,117    5,000,000 SH       Shared-Defined  1     5,000,000
CITADEL BROADCASTING CORP       NOTE 1.875% 2/1   17285TAB2   3,380    4,000,000 SH       Shared-Defined  1     4,000,000
CLEAR CHANNEL COMMUNICATIONS          COM         184502102     187        5,000 PRN PUT  Shared-Defined  1         5,000
COLUMBUS ACQUISITION CORP       *W EXP 05/18/201  198851115      57       67,000 SH       Shared-Defined  1        67,000
CYTYC CORP                      NOTE 2.250% 3/1   232946AB9  27,624   17,200,000 SH       Shared-Defined  1    17,200,000
DANAHER CORP DEL                    NOTE 1/2      235851AF9   6,017    5,000,000 SH       Shared-Defined  1     5,000,000
E TRADE FINANCIAL CORP                COM         269246104      65        5,000 PRN PUT  Shared-Defined  1         5,000
FAIR ISAAC CORP                 NOTE 1.500% 8/1   303250AD6   6,510    6,500,000 SH       Shared-Defined  1     6,500,000
GENERAL MTRS CORP                DEB SR CV C 33   370442717   3,184      130,000 SH       Shared-Defined  1       130,000
GSC ACQUISITION COMPANY         *W EXP 06/25/201  40053G114     134      121,500 SH       Shared-Defined  1       121,500
HASBRO INC                      DBCV 2.750% 12/0  418056AN7   6,622    5,000,000 SH       Shared-Defined  1     5,000,000
HEALTH CARE REIT INC            NOTE 4.750% 7/1   42217KAQ9   4,071    4,000,000 SH       Shared-Defined  1     4,000,000
IMCLONE SYS INC                 NOTE 1.375% 5/1   45245WAF6   2,335    2,500,000 SH       Shared-Defined  1     2,500,000
INFORMATION SERVICES GROUP I          COM         45675Y104     555       72,500 SH       Shared-Defined  1        72,500
INFORMATION SERVICES GROUP I    *W EXP 01/31/201  45675Y112      64       87,000 SH       Shared-Defined  1        87,000
JAZZ TECHNOLOGIES INC           *W EXP 03/15/201  47214E110      87      189,500 SH       Shared-Defined  1       189,500
K V PHARMACEUTICAL CO           NOTE 2.500% 5/1   482740AC1   5,060    4,000,000 SH       Shared-Defined  1     4,000,000
KBL HEALTHCARE ACQUIS CORP      *W EXP 07/18/201  48241N115     119      180,000 SH       Shared-Defined  1       180,000
KBL HEALTHCARE ACQUIS CORP I          COM         48241N107   2,169      301,200 SH       Shared-Defined  1       301,200
LIBERTY MEDIA CORP               DEB 3.250% 3/1   530715AR2   3,990    5,000,000 SH       Shared-Defined  1     5,000,000
LIBERTY MEDIA CORP NEW           DEB 0.750% 3/3   530718AF2   8,268    7,500,000 SH       Shared-Defined  1     7,500,000
LINEAR TECHNOLOGY CORP          NOTE 3.125% 5/O   535678AD8  16,918   17,000,000 SH       Shared-Defined  1    17,000,000
LOCKHEED MARTIN CORP                DBCV 8/1      539830AP4  26,608   17,500,000 SH       Shared-Defined  1    17,500,000
LOEWS CORP                            COM         540424108   1,789       37,000 SH       Shared-Defined  1        37,000
MEDIA & ENTMT HOLDINGS INC            COM         58439W108     827      111,900 SH       Shared-Defined  1       111,900
MEDIA & ENTMT HOLDINGS INC      *W EXP 03/09/201  58439W116     162      178,000 SH       Shared-Defined  1       178,000
MEDICIS PHARMACEUTICAL CORP     NOTE 2.500% 6/0   58470KAA2   8,310    7,500,000 SH       Shared-Defined  1     7,500,000
MEDTRONIC INC                   NOTE 1.500% 4/1   585055AL0   7,205    6,500,000 SH       Shared-Defined  1     6,500,000
MERRILL LYNCH & CO INC              NOTE 3/1      590188W46  19,185   17,000,000 SH       Shared-Defined  1    17,000,000
MYLAN LABS INC                  NOTE 1.250% 3/1   628530AG2     933    1,000,000 SH       Shared-Defined  1     1,000,000
NAVIOS MARITIME HOLDINGS INC    *W EXP 12/09/200  Y62196111     830      101,900 SH       Shared-Defined  1       101,900
NOVELL INC                      DBCV 7.830% 7/1   670006AC9   6,717    7,000,000 SH       Shared-Defined  1     7,000,000
NTR ACQUISITION CO              *W EXP 06/28/201  629415118     126      138,500 SH       Shared-Defined  1       138,500
ON SEMICONDUCTOR CORP               NOTE 4/1      682189AE5   2,641    1,932,000 SH       Shared-Defined  1     1,932,000
PIER 1 IMPORTS INC              NOTE 6.375% 2/1   720279AH1   1,625    2,000,000 SH       Shared-Defined  1     2,000,000
REINSURANCE GROUP AMER INC       PFD TR INC EQ    759351307  23,337      320,084 SH       Shared-Defined  1       320,084
RENAISSANCE ACQUISITION CORP    *W EXP 01/28/201  75966C115      91      202,300 SH       Shared-Defined  1       202,300
RENAISSANCE AQUISITION CORP           COM         75966C305   1,025      185,000 SH       Shared-Defined  1       185,000
SCHERING PLOUGH CORP             PFD CONV MAN07   806605705   6,647       24,000 SH       Shared-Defined  1        24,000
SELECT SECTOR SPDR TR             SBI INT-FINL    81369Y605   1,373       40,000 PRN PUT  Shared-Defined  1        40,000
SEPRACOR INC                       NOTE 10/1      817315AW4   4,471    5,000,000 SH       Shared-Defined  1     5,000,000
ST JUDE MED INC                 DBCV 1.220% 12/1  790849AD5   2,041    2,000,000 SH       Shared-Defined  1     2,000,000
TAILWIND FINL INC                     COM         874023104     113       15,000 SH       Shared-Defined  1        15,000
TAILWIND FINL INC               *W EXP 04/11/201  874023112       8      125,000 SH       Shared-Defined  1       125,000
TRANSFORMA ACQUISITION GROUP          COM         89366E100   1,153      152,500 SH       Shared-Defined  1       152,500
TRANSFORMA ACQUISITION GROUP    *W EXP 12/19/201  89366E118      53       52,700 SH       Shared-Defined  1        52,700
TRANS-INDIA ACQUISITION CORP          COM         893237107     442       59,900 SH       Shared-Defined  1        59,900
TRANS-INDIA ACQUISITION CORP    *W EXP 02/08/201  893237115     165      187,500 SH       Shared-Defined  1       187,500
TRINITY INDS INC                NOTE 3.875% 6/0   896522AF6     779      750,000 SH       Shared-Defined  1       750,000
UNION STREET ACQ CORP                 COM         908536105   1,718      225,100 SH       Shared-Defined  1       225,100
UNION STREET ACQ CORP           *W EXP 02/05/201  908536113      87      124,500 SH       Shared-Defined  1       124,500
UNITED THERAPEUTICS CORP DEL    NOTE 0.500% 10/1  91307CAD4   1,628    1,500,000 SH       Shared-Defined  1     1,500,000
VANTAGE ENERGY SERVICES INC           COM         92209F102   1,690      225,000 SH       Shared-Defined  1       225,000
VANTAGE ENERGY SERVICES INC     *W EXP 99/99/999  92209F110     149      135,000 SH       Shared-Defined  1       135,000
VICTORY ACQUISITION CORP        *W EXP 04/24/201  92644D118     122       90,000 SH       Shared-Defined  1        90,000
YAHOO INC                             COM         984332106   3,304      123,100 SH       Shared-Defined  1       123,100
YAHOO INC                             COM         984332106   3,275      122,000 PRN PUT  Shared-Defined  1       122,000
YRC WORLDWIDE INC                     COM         984249102     299       10,950 SH       Shared-Defined  1        10,950



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